POST-EMPLOYMENT BENEFITS - Rollforward of the present value of defined benefit obligations (Details) - Present value of the defined benefit obligations - Social security defined benefit plans - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Pension Benefits
Value of actuarial obligations at the beginning of the year	R$ 33,303,765	R$ 27,489,553
Current cost of service	80,782	57,143
Interest on actuarial obligation	2,275,724	2,318,604
Benefits paid in the year	(2,310,773)	(2,421,730)
Normal Contributions of the Participant	38,280	30,756
Loss on actuarial obligations arising from remeasurement	4,135,585	5,829,439
Actuarial losses arising from changes in financial assumptions	3,491,997	7,487,140
Actuarial losses resulting from adjustments based on experience	643,588	(1,657,701)
Present value of actuarial obligations at the end of the year	R$ 37,523,363	R$ 33,303,765